Right-of-use Assets - Additional information (Detail)	12 Months Ended
Dec. 31, 2021 component flight
Disclosure of detailed information about property and equipment [line items]
Percentage of entity's lease transactions denominated in USD	99.50%
Cost allocation, initial recognition of ROU assets, number of major components | component	5
Aircraft Engines
Disclosure of detailed information about property and equipment [line items]
Cost allocation, initial recognition of ROU assets, number of major components | flight	2